Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable at June 30, 2021 and December 31, 2020 consist of the following:

	June 30, 2021	December 31, 2020
Note 1 and accrued interest and premium – Principal shareholder	$199,551	$195,177
Note 2 and accrued interest – Principal shareholder	126,828	126,210
Note 3 and accrued interest – Shareholder	-	62,951
Note 4 and accrued interest – Principal shareholder	-	97,537
Note 5 and accrued interest – Accredited investors	-	56,462
Note 6 and accrued interest – Principal shareholder	91,966	89,347
Note 7 and accrued interest – Accredited investors	-	101,781
Note 8 and accrued interest – Accredited investors	26,295	25,055
Note 9 and accrued interest – Shareholder	101,479	-
Total Convertible notes payable and accrued interest	$546,119	$754,520

Convertible notes payable at December 31, 2020 and 2019 consist of the following:

	December 31, 2020	December 31, 2019
Note 1 accrued interest and premium – Majority shareholder	$195,177	$165,107
Note 2 and accrued interest – Majority shareholder	126,210	124,972
Note 3 and accrued interest – Shareholder	62,951	56,387
Note 4 and accrued interest – Majority shareholder	97,537	88,723
Note 5 and accrued interest – Accredited investors	56,462	-
Note 6 and accrued interest – Majority shareholder	89,347	-
Note 7 and accrued interest – Accredited investors	101,781	-
Note 8 and accrued interest – Accredited investors	25,055	-
Total Convertible notes payable and accrued interest	$754,520	$435,189